UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
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Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          8/14/12
       -------------------------    ---------------------------     ---------

Note: The information provided herein with respect to warrants is based on(i) the number of warrants held by the Reporting Manager as of June 30, 2012 and
(ii) the price of such warrants as reported by Bloomberg as of June 30, 2012.

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        61
                                               -------------

Form 13F Information Table Value Total:        $16,971,281
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
7 DAYS GROUP HLDGS LTD       ADR              81783J101   10,968  1,038,628 SH       SOLE                 1,038,628      0    0
ACCRETIVE HEALTH INC         COM              00438V103  102,883  9,387,133 SH       SOLE                 9,387,133      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR    03524A108   56,118    704,561 SH       SOLE                   704,561      0    0
APPLE INC                    COM              037833100  831,154  1,423,209 SH       SOLE                 1,423,209      0    0
AUTOZONE INC                 COM              053332102  343,844    936,470 SH       SOLE                   936,470      0    0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A107  125,474 16,190,134 SH       SOLE                16,190,134      0    0
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261   48,672  3,200,000 SH  PUT  SOLE                 3,200,000      0    0
BE AEROSPACE INC             COM              073302101  197,730  4,528,853 SH       SOLE                 4,528,853      0    0
CENTURYLINK INC              COM              156700106   11,847    300,000 SH  PUT  SOLE                   300,000      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109   20,526  1,748,393 SH       SOLE                 1,748,393      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  509,960  8,499,329 SH       SOLE                 8,499,329      0    0
COOPER COS INC               COM NEW          216648402  160,928  2,017,657 SH       SOLE                 2,017,657      0    0
CROWN CASTLE INTL CORP       COM              228227104  459,712  7,836,898 SH       SOLE                 7,836,898      0    0
DAVITA INC                   COM              23918K108  299,456  3,049,139 SH       SOLE                 3,049,139      0    0
DISNEY WALT CO               COM DISNEY       254687106  573,706 11,828,989 SH       SOLE                11,828,989      0    0
DISNEY WALT CO               COM DISNEY       254687106   74,205  1,530,000 SH  CALL SOLE                 1,530,000      0    0
DOLLAR GEN CORP NEW          COM              256677105  200,997  3,695,483 SH       SOLE                 3,695,483      0    0
EBAY INC                     COM              278642103  584,095 13,903,725 SH       SOLE                13,903,725      0    0
EQUINIX INC                  COM NEW          29444U502  555,779  3,164,127 SH       SOLE                 3,164,127      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108  399,455  7,154,848 SH       SOLE                 7,154,848      0    0
FRONTIER COMMUNICATIONS CORP COM              35906A108   21,065  5,500,000 SH  PUT  SOLE                 5,500,000      0    0
GAP INC DEL                  COM              364760108  588,310 21,502,575 SH       SOLE                21,502,575      0    0
GOOGLE INC                   CL A             38259P508  774,580  1,335,321 SH       SOLE                 1,335,321      0    0
GOOGLE INC                   CL A             38259P508   18,562     32,000 SH  CALL SOLE                    32,000      0    0
GRACE W R & CO DEL NEW       COM              38388F108   90,946  1,802,702 SH       SOLE                 1,802,702      0    0
HCA HOLDINGS INC             COM              40412C101  224,177  7,366,988 SH       SOLE                 7,366,988      0    0
INTEL CORP                   COM              458140100   25,184    945,000 SH  PUT  SOLE                   945,000      0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108   29,946  5,253,739 SH       SOLE                 5,253,739      0    0
KINDER MORGAN INC DEL        COM              49456B101  567,864 17,624,581 SH       SOLE                17,624,581      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119  116,978 54,156,255 SH       SOLE                54,156,255      0    0
KOHLS CORP                   COM              500255104  194,438  4,274,293 SH       SOLE                 4,274,293      0    0
LAUDER ESTEE COS INC         CL A             518439104  171,216  3,163,643 SH       SOLE                 3,163,643      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  301,796  6,080,909 SH       SOLE                 6,080,909      0    0
LULULEMON ATHLETICA INC      COM              550021109  251,263  4,213,709 SH       SOLE                 4,213,709      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101  385,012  9,202,011 SH       SOLE                 9,202,011      0    0
MONSANTO CO NEW              COM              61166W101  667,044  8,058,039 SH       SOLE                 8,058,039      0    0
MONSANTO CO NEW              COM              61166W101  129,137  1,560,000 SH  CALL SOLE                 1,560,000      0    0
NETEASE INC                  SPONSORED ADR    64110W102  516,692  8,779,807 SH       SOLE                 8,779,807      0    0
NETFLIX INC                  COM              64110L106   24,722    360,988 SH       SOLE                   360,988      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107  195,862  7,994,383 SH       SOLE                 7,994,383      0    0
NEWS CORP                    CL A             65248E104  304,834 13,675,800 SH       SOLE                13,675,800      0    0
OCEANEERING INTL INC         COM              675232102  347,019  7,250,714 SH       SOLE                 7,250,714      0    0
OWENS CORNING NEW            COM              690742101   26,850    940,800 SH       SOLE                   940,800      0    0
PRICELINE COM INC            COM NEW          741503403  749,704  1,128,189 SH       SOLE                 1,128,189      0    0
QUALCOMM INC                 COM              747525103  427,530  7,678,339 SH       SOLE                 7,678,339      0    0
QUALCOMM INC                 COM              747525103   57,907  1,040,000 SH  CALL SOLE                 1,040,000      0    0
RALPH LAUREN CORP            CL A             751212101  616,562  4,402,128 SH       SOLE                 4,402,128      0    0
ROSS STORES INC              COM              778296103  227,219  3,637,252 SH       SOLE                 3,637,252      0    0
SEARS HLDGS CORP             COM              812350106  112,433  1,883,300 SH  PUT  SOLE                 1,883,300      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106   72,645  2,712,645 SH       SOLE                 2,712,645      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  582,017  3,750,348 SH       SOLE                 3,750,348      0    0
TERADATA CORP DEL            COM              88076W103  304,894  4,234,044 SH       SOLE                 4,234,044      0    0
TRACTOR SUPPLY CO            COM              892356106  245,576  2,956,606 SH       SOLE                 2,956,606      0    0
TRANSDIGM GROUP INC          COM              893641100  466,302  3,472,092 SH       SOLE                 3,472,092      0    0
ULTA SALON COSMETCS & FRAG I COM              90384S303  326,703  3,498,638 SH       SOLE                 3,498,638      0    0
V F CORP                     COM              918204108  107,079    802,389 SH       SOLE                   802,389      0    0
VANCEINFO TECHNOLOGIES INC   ADR              921564100   72,977  7,617,690 SH       SOLE                 7,617,690      0    0
VISA INC                     COM CL A         92826C839  407,040  3,292,401 SH       SOLE                 3,292,401      0    0
WABCO HLDGS INC              COM              92927K102  220,736  4,170,336 SH       SOLE                 4,170,336      0    0
WEYERHAEUSER CO              COM              962166104   48,521  2,170,000 SH  PUT  SOLE                 2,170,000      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108  384,430  7,289,162 SH       SOLE                 7,289,162      0    0
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